Note 1 - Organization and Nature of Operations	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
NOTE
1.
Organization and Nature of Operations

HighPeak Energy, Inc. ("HighPeak Energy" the "Company," or the “Successor”) is a Delaware corporation, initially formed in
October 2019
as a wholly owned subsidiary of Pure Acquisition Corp (“Pure”), a Delaware corporation, formed in
November 2017,
which was a special purpose acquisition company for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination involving Pure and one
or more businesses. See Note
10
regarding the business combination which resulted in the Company becoming the parent company and Pure to become a wholly owned subsidiary along with the businesses acquired.

HighPeak Energy's common stock and warrants are listed and traded on the Nasdaq Global Market (the "Nasdaq") under the ticker symbols “HPK” and “HPKEW,” respectively. HighPeak Energy's Contingent Value Rights (“CVRs”) are currently traded on the Over-The-Counter market, although the Company has applied for listing on the Nasdaq as well. The Company is an independent oil and gas exploration and production company that explores for, develops and produces oil, natural gas liquids and natural gas in the Permian Basin in West Texas.